Document and Entity Information	Sep. 24, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001794546
Document Type	8-K
Document Period End Date	Sep. 24, 2026
Entity Registrant Name	Carlsmed, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-42756
Entity Tax Identification Number	83-1081863
Entity Address, Address Line One	1800 Aston Ave, Suite 100
Entity Address, City or Town	Carlsbad
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92008
City Area Code	(760)
Local Phone Number	766-1923
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.00001 par value per share
Trading Symbol	CARL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true